Perritt Micro Cap Opportunities
Schedule of Investments		July 31, 2020
		(Unaudited)
Shares	COMMON STOCKS - 98.76%	Value
	Administrative and Support Services - 0.75%
45,050	Hudson Global, Inc. (a)	419,415
		419,415
	Aerospace & Defense - 0.86%
111,113	CPI Aerostructures, Inc. (a)	363,339
125,000	GSE Systems, Inc. (a)	117,500
		480,839
	Auto Parts & Equipment - 4.28%
61,000	Miller Industries, Inc.	1,729,350
40,000	Motorcar Parts of America, Inc. (a)	665,800
		2,395,150
	Biotechnology - 1.50%
100,000	Assertio Holdings, Inc. (a)	90,060
9,000	BioSpecifics Technologies Corp. (a)	563,940
20,000	Opiant Pharmaceuticals, Inc. (a)	183,600
		837,600
	Building Materials - 3.32%
44,002	BlueLinx Holdings, Inc. (a)	603,267
33,000	PGT Innovations, Inc. (a)	563,310
139,000	Tecnoglass, Inc. (c)	688,050
		1,854,627
	Business Services - 10.42%
35,000	BG Staffing, Inc.	317,800
188,339	CynergisTek, Inc. (a)	320,176
283,399	DLH Holdings Corp. (a)	2,879,334
10,000	eGain Corp. (a)	99,100
66,514	GP Strategies Corp. (a)	494,199
317,393	Information Services Group, Inc. (a)	650,656
73,000	Intrusion, Inc. (a)	744,600
40,000	PFSweb, Inc. (a)	317,200
		5,823,065
	Chemical & Related Products - 5.05%
40,000	Chembio Diagnostics, Inc. (a)	221,200
258,730	Northern Technologies International Corp.	2,232,840
65,000	Trecora Resources (a)	373,750
		2,827,790
	Commercial Banks - 0.93%
12,000	Bankwell Financial Group, Inc.	178,800
22,000	Esquire Financial Holdings, Inc. (a)	342,100
		520,900
	Commercial Services - 1.09%
46,000	TriState Capital Holdings, Inc. (a)	609,500
		609,500
	Computer and Electronic Product Manufacturing - 1.17%
75,000	Coda Octopus Group, Inc. (a)	432,750
50,000	Powerfleet, Inc. (a)	224,000
		656,750

	Construction & Engineering - 6.05%
48,241	Gencor Industries, Inc. (a)	577,445
271,000	Hill International, Inc. (a)	392,950
90,721	IES Holdings, Inc. (a)	2,161,881
68,300	Limbach Holdings, Inc. (a)	254,076
		3,386,352
	Consumer Goods - 2.17%
130,000	New Age Beverages Corp. (a)	295,100
50,000	Turtle Beach Corp. (a)	917,000
		1,212,100
	Consumer Products - Manufacturing - 1.61%
30,000	Delta Apparel, Inc. (a)	422,400
24,900	Superior Group of Cos., Inc.	479,325
		901,725
	Consumer Services - 0.51%
80,000	DHI Group, Inc. (a)	200,000
30,000	ZAGG, Inc. (a)	85,500
		285,500
	Data Processing, Hosting and Related Services - 1.69%
90,000	Limelight Networks, Inc. (a)	564,300
25,000	Ooma, Inc. (a)	378,500
		942,800
	Educational Services - 0.02%
2,500	Lincoln Educational Services Corp. (a)	13,150
		13,150
	Electronic Equipment & Instruments - 2.76%
32,000	Bel Fuse, Inc. - Class B	390,400
93,789	Identiv, Inc. (a)	480,200
154,500	Richardson Electronics Ltd.	668,985
		1,539,585
	Electronics and Appliance Stores - 0.14%
10,000	Mohawk Group Holdings, Inc. (a)	78,000
		78,000
	Engineering & Construction - 1.05%
170,000	Infrastructure & Energy Alternatives, Inc. (a)	586,500
		586,500
	Financial Services - 11.15%
41,000	First Internet Bancorp	600,650
40,000	Hennessy Advisors, Inc.	313,600
243,368	Silvercrest Asset Management Group, Inc. - Class A	2,677,048
22,000	Sprott, Inc. (c)	839,740
537,957	U.S. Global Investors, Inc. - Class A	1,802,156
		6,233,194
	Food - 1.01%
60,000	Landec Corp. (a)	566,400
		566,400
	Gold - 3.62%
135,000	Fortuna Silver Mines, Inc. (a)(c)	907,200
160,000	Gold Resource Corp.	702,400
300,000	McEwen Mining, Inc. (a)	414,000
		2,023,600

	Healthcare Services - 1.61%
3,000	Addus HomeCare Corp. (a)	289,230
10,000	InfuSystem Holdings, Inc. (a)	122,100
71,907	Trxade Group, Inc. (a)	487,530
		898,860
	Home Builder - 3.33%
35,000	Green Brick Partners, Inc. (a)	483,000
100,000	Legacy Housing Corp. (a)	1,374,000
		1,857,000
	Leisure - 1.01%
84,000	Century Casinos, Inc. (a)	338,520
180,000	Galaxy Gaming, Inc. (a)	228,600
		567,120
	Machinery Manufacturing - 1.35%
40,000	Graham Corp.	526,400
200,000	TechPrecision Corp. (a)	228,000
		754,400
	Merchant Wholesalers, Nondurable Goods - 0.15%
10,000	GrowGeneration Corp. (a)	84,400
		84,400
	Motion Pictures and Sound Recording Industries - 0.73%
469,405	WildBrain, Ltd. (a)(c)	410,495
		410,495
	Oil & Gas - 0.46%
97,500	Evolution Petroleum Corp.	255,450
		255,450
	Oil & Gas Services - 1.57%
200,000	Energy Fuels, Inc. (a)(c)	342,000
651,000	Profire Energy, Inc. (a)	533,820
		875,820
	Professional, Scientific, and Technical Services - 0.53%
7,000	CRA International, Inc.	292,390
		292,390
	Semiconductor Related Products - 3.65%
125,000	AXT, Inc. (a)	598,750
65,000	DSP Group, Inc. (a)	965,250
40,000	Photronics, Inc. (a)	475,200
		2,039,200

	Software - 5.39%
55,000	American Software, Inc. - Class A	905,850
100,000	Asure Software, Inc. (a)	645,000
111,000	Immersion Corp. (a)	749,250
100,000	Zix Corp. (a)	711,500
		3,011,600
	Specialty Manufacturing - 4.84%
20,000	Federal Signal Corp.	618,200
29,000	LB Foster Co. - Class A (a)	407,740
56,000	LSI Industries, Inc.	328,160
86,700	Manitex International, Inc. (a)	391,017
24,000	Northwest Pipe Co. (a)	596,400
30,000	Verso Corp. - Class A	366,300
		2,707,817
	Telecommunications - 3.61%
255,000	Ceragon Networks, Ltd. (a)(c)	668,100
34,000	Digi International, Inc. (a)	412,080
143,000	PC-Tel, Inc.	936,650
		2,016,830
	Transportation - 3.55%
466,666	Radiant Logistics, Inc. (a)	1,983,331
		1,983,331
	Transportation Equipment Manufacturing - 3.82%
113,000	Shyft Group, Inc.	2,133,440
		2,133,440
	Utilities - 0.81%
50,000	Pure Cycle Corp. (a)	451,500
		451,500
	Waste Management & Remediation Services - 1.20%
95,000	Perma-Fix Environmental Services, Inc. (a)	667,850
		667,850

	TOTAL COMMON STOCKS (Cost $49,103,901)	55,202,045

Shares	SHORT-TERM INVESTMENTS - 1.63%	Value
	Money Market Funds - 1.63%
912,837	First American Government Obligations Fund, Class X, 0.085% (b)	912,837
	TOTAL SHORT-TERM INVESTMENTS (Cost $912,837)	912,837

	Total Investments
	(Cost $50,016,738) - 100.39%	56,114,882
	Liabilities in Excess of Other Assets - (0.39)%	(220,743)
	TOTAL NET ASSETS - 100.00%	$55,894,139

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(d)	Variable rate security; the rate shown is the seven-day yield as of July 31, 2020.
(c)	Foreign issued security.